Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue [Line Items]
Recognized revenue	€ 15,021,718	€ 5,437,305
Revenue derived from related parties	7,186,691	410,342
Geographical Markets [Member]
Revenue [Line Items]
Recognized revenue	€ 15,021,718	€ 5,437,305